Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.7%)
Advantage Solutions, Inc. *	179,867	2,124
Boston Omaha Corp. *	89,317	2,640
Cable One, Inc.	2,366	4,326
Scholastic Corp.	66,799	2,012

Total		11,102

Consumer Discretionary (11.3%)
Aaron’s Holdings Company, Inc.	51,142	1,313
BJ’s Restaurants, Inc. *	73,437	4,265
Cavco Industries, Inc. *	24,348	5,493
Dorman Products, Inc. *	35,926	3,687
The Goodyear Tire & Rubber Co. *	78,900	1,386
Hanesbrands, Inc.	214,752	4,224
Hibbett Sports, Inc. *	38,713	2,667
LCI Industries	30,603	4,048
Lumber Liquidators Holdings, Inc. *	145,370	3,652
Marriott Vacations Worldwide Corp. *	27,313	4,757
Meritage Homes Corp. *	32,753	3,011
Monro, Inc.	56,828	3,739
Papa John’s International, Inc.	37,805	3,351
Petco Health & Wellness Co Inc *	101,764	2,255
Planet Fitness, Inc. *	31,823	2,460
Pool Corp.	10,159	3,507
Poshmark Inc *	27,048	1,098
Red Robin Gourmet Burgers, Inc. *	81,185	3,239
Sportsman’s Warehouse Holdings, Inc. *	35,186	607
Steven Madden, Ltd.	130,461	4,861
Strategic Education, Inc.	72,458	6,660
Texas Roadhouse, Inc. *	17,342	1,664
Visteon Corp. *	30,869	3,765

Total		75,709

Consumer Staples (2.8%)
Coca-Cola Bottling Co. Consolidated	11,277	3,257
Grocery Outlet Holding Corp. *	66,102	2,438
Nomad Foods, Ltd. *	242,664	6,664
Post Holdings, Inc. *	34,905	3,690
The Simply Good Foods Co. *	90,620	2,757

Total		18,806

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.1%)
ThredUp, Inc. *	20,518	479

Total		479

Energy (5.3%)
Cactus, Inc.	147,987	4,531
ChampionX Corp. *	305,002	6,628
Devon Energy Corp.	254,010	5,550
International Seaways, Inc.	104,907	2,033
Liberty Oilfield Services, Inc. *	361,941	4,086
Magnolia Oil & Gas Corp. *	355,092	4,077
Matador Resources Co.	241,377	5,660
REX American Resources Corp. *	35,915	3,023

Total		35,588

Financials (28.7%)
Atlantic Capital Bancshares, Inc. *	50,429	1,215
BankUnited, Inc.	196,301	8,627
BRP Group, Inc. *	112,948	3,078
Columbia Banking System, Inc.	131,725	5,676
CrossFirst Bankshares, Inc. *	171,596	2,366
East West Bancorp, Inc.	18,030	1,331
Eastern Bankshares, Inc.	131,552	2,538
FB Financial Corp.	126,103	5,607
Glacier Bancorp, Inc.	97,132	5,544
Green Dot Corp. - Class A *	68,159	3,121
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	136,961	7,684
HarborOne Bancorp, Inc.	273,711	3,687
Hercules Capital, Inc.	203,117	3,256
Heritage Financial Corp. of Washington	69,714	1,969
Home BancShares, Inc.	405,629	10,972
Houlihan Lokey, Inc.	64,443	4,286
Howard Bancorp, Inc. *	221,836	3,647
Independent Bank Corp.	35,129	2,958
James River Group Holdings, Ltd.	48,892	2,230
Live Oak Bancshares, Inc.	113,498	7,773
Main Street Capital Corp.	51,437	2,014

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Meridian Bancorp, Inc.	171,513	3,159
National Bank Holding Corp. - Class A	117,889	4,678
Origin Bancorp, Inc.	97,398	4,131
Palomar Holdings, Inc. *	31,779	2,130
PCSB Financial Corp.	77,169	1,282
PennyMac Financial Services, Inc.	99,301	6,640
PennyMac Mortgage Investment Trust	190,463	3,733
Pinnacle Financial Partners, Inc.	106,497	9,442
Popular, Inc.	69,457	4,884
PRA Group, Inc. *	37,289	1,382
ProAssurance Corp.	123,758	3,312
PROG Holdings, Inc.	107,309	4,645
Radian Group, Inc.	217,680	5,061
South State Corp.	16,794	1,319
Southern First Bancshares, Inc. *	71,350	3,345
State Auto Financial Corp.	115,392	2,274
StepStone Group, Inc.	34,977	1,234
TowneBank	185,480	5,639
Virtus Investment Partners, Inc.	22,353	5,264
Walker & Dunlop, Inc.	26,067	2,678
Webster Financial Corp.	96,209	5,302
Western Alliance Bancorporation	125,307	11,834
WSFS Financial Corp.	165,439	8,237

Total		191,184

Health Care (6.7%)
Acceleron Pharma, Inc. *	12,649	1,715
Arvinas, Inc. *	7,314	483
Atrion Corp.	5,534	3,549
Avanos Medical, Inc. *	47,068	2,059
Blueprint Medicines Corp. *	11,555	1,123
Ensign Group, Inc.	51,083	4,794
Envista Holdings Corp. *	98,905	4,035
Innovage Holding Corp. *	10,376	268
Insmed, Inc. *	23,918	815
Karuna Therapeutics, Inc. *	6,819	820
Kodiak Sciences, Inc. *	12,817	1,453
Mesa Laboratories, Inc.	3,888	947
Molina Healthcare, Inc. *	4,780	1,117
Option Care Health, Inc. *	130,778	2,320

Small Cap Value Portfolio

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Ortho Clinical Diagnostics Holdings PLC *	70,512	1,361
The Pennant Group, Inc. *	59,082	2,706
Phreesia, Inc. *	45,581	2,375
Quidel Corp. *	11,757	1,504
Replimune Group, Inc. *	38,510	1,175
Select Medical Holdings Corp. *	194,024	6,616
Ultragenyx Pharmaceutical, Inc. *	16,400	1,867
Xencor, Inc. *	33,860	1,458

Total		44,560

Industrials (16.6%)
Aegion Corp. *	74,681	2,147
Air Lease Corp.	39,379	1,930
Alamo Group, Inc.	12,718	1,986
Ameresco, Inc. *	26,336	1,281
Array Technologies, Inc. *	49,792	1,485
Beacon Roofing Supply, Inc. *	113,363	5,931
Blue Bird Corp. *	108,381	2,713
Brady Corp. - Class A	65,821	3,518
Chart Industries, Inc. *	15,895	2,263
CIRCOR International, Inc. *	79,681	2,774
Clarivate Analytics PLC *	78,508	2,072
Enerpac Tool Group Corp.	128,327	3,352
ESCO Technologies, Inc.	51,892	5,650
FTI Consulting, Inc. *	12,280	1,721
Helios Technologies, Inc.	76,578	5,580
JELD-WEN Holding, Inc. *	72,614	2,011
Korn Ferry	62,821	3,918
Landstar System, Inc.	28,983	4,784
Matson, Inc.	41,634	2,777
McGrath RentCorp	53,179	4,289
MSA Safety, Inc.	21,554	3,233
Parsons Corp. *	59,871	2,421
Resideo Technologies, Inc. *	81,826	2,312
Rush Enterprises, Inc.	44,110	2,198
Ryder System, Inc.	54,282	4,106
Shoals Technologies Group, Inc. *	59,201	2,059
SPX Corp. *	60,541	3,528
Stericycle, Inc. *	62,804	4,240
Sun Country Airlines Holdings, Inc. *	10,631	364
Thermon Group Holdings, Inc. *	127,955	2,494
The Timken Co.	35,356	2,870

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Triumph Group, Inc. *	301,691	5,545
UFP Industries, Inc.	116,298	8,820
UniFirst Corp.	5,643	1,262
Univar Solutions, Inc. *	149,568	3,222

Total		110,856

Information Technology (7.5%)
Belden, Inc.	158,948	7,053
Ceridian HCM Holding, Inc. *	53,663	4,522
Entegris, Inc.	51,142	5,718
Harmonic, Inc. *	663,436	5,201
i3 Verticals, Inc. *	83,827	2,609
Knowles Corp. *	138,029	2,888
Littelfuse, Inc.	36,028	9,527
MaxLinear, Inc. - Class A *	97,250	3,314
nCino, Inc. *	29,280	1,954
Olo, Inc. *	19,894	525
Onto Innovation, Inc. *	33,012	2,169
Semtech Corp. *	34,971	2,413
Workiva, Inc. *	23,844	2,104

Total		49,997

Materials (6.1%)
Alcoa Corp. *	136,720	4,442
American Vanguard Corp.	98,016	2,001
Atotech, Ltd. *	133,583	2,705
Carpenter Technology Corp.	110,450	4,545
Clearwater Paper Corp. *	109,106	4,105
Constellium SE *	357,360	5,253
Minerals Technologies, Inc.	55,156	4,154
Myers Industries, Inc.	136,833	2,704
Orion Engineered Carbons SA *	182,934	3,607
Quaker Chemical Corp.	15,832	3,859
Reliance Steel & Aluminum Co.	24,142	3,677

Total		41,052

Real Estate (7.8%)
American Campus Communities, Inc.	55,481	2,395
Apartment Investment & Management Co. - Class A	240,136	1,474
EastGroup Properties, Inc.	34,060	4,880
Essential Properties Realty Trust, Inc.	70,311	1,605
Healthcare Realty Trust, Inc.	111,430	3,379
JBG SMITH Properties	150,830	4,795
Opendoor Technologies, Inc. *	40,042	848
Potlatch Corp.	102,266	5,412

Common Stocks (98.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
PS Business Parks, Inc.	25,093	3,879
Safehold, Inc.	23,830	1,670
Saul Centers, Inc.	92,863	3,725
The St. Joe Co.	146,424	6,282
Sunstone Hotel Investors, Inc. *	431,278	5,374
Terreno Realty Corp.	107,291	6,198

Total		51,916

Utilities (3.9%)
California Water Service Group	71,943	4,053
Chesapeake Utilities Corp.	65,990	7,660
IDACORP, Inc.	36,078	3,607
MGE Energy, Inc.	59,649	4,259
NorthWestern Corp.	22,900	1,493
ONE Gas, Inc.	63,103	4,853

Total		25,925

Total Common Stocks (Cost: $423,003)		657,174

Warrants (0.0%)
Communication Services (0.0%)
Advantage Solutions, Inc. *	19,088	61

Total		61

Total Warrants (Cost: $25)		61

Short-Term Investments (1.4%)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	9,006,839	9,007

Total		9,007

Total Short-Term Investments (Cost: $9,007)		9,007

Total Investments (99.9%) (Cost: $432,035)@		666,242

Other Assets, Less Liabilities (0.1%)		825

Net Assets (100.0%)		667,067

Small Cap Value Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.

*	Non income producing

#	7-Day yield as of 3/31/2021.

@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $432,035 and the net unrealized appreciation of investments based on that cost was $234,207 which is comprised of $240,847 aggregate gross unrealized appreciation and $6,640 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$657,174	$—	$—
Short-Term Investments	9,007	—	—
Warrants	61	—	—

Total Assets:	$666,242	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand